Summary of Significant Accounting Policies (Details) - Schedule of derivative financial instruments measured at fair value using significant unobservable inputs - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)
	Jul. 31, 2022	Jul. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes derivative liability	$ 10,587,717	$ 16,773,383
Quoted prices in active markets for identical liabilities (Level 1) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes derivative liability
Significant other observable inputs (Level 2) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes derivative liability
Significant unobservable inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes derivative liability	$ 10,587,717	$ 16,773,383